Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Receivables from a third-party financial institution(1)	90,659	92,012
Prepayments to vendors	11,815	11,513
Deposits	5,624	7,917
Receivables from third-party online payment platform	1,884	3,143
Deductible VAT	4,922	7,117
Receivables from bank funds in transit	4,604	—
Staff advances	325	878
Others	4,831	4,629
Sub-total	124,664	127,209
Less: allowance for expected credit loss of receivables	(90,750)	(92,103)
Total	33,914	35,106
(1)	In March 2024, the Company encountered difficulties obtaining response from a third-party financial institution in which the Company had RMB 90.7 million (US$12.8 million) deposit remaining. The Company had recorded a full allowance of provision for credit loss amounting to RMB90.7 million (US$12.8 million) for the Relevant Deposit in the consolidated statements of operations and comprehensive (loss)/income for the year ended December 31, 2023. The Company’s management has been following up on the subsequent developments of the matter by seeking legal advice on the various possibilities during the year. As of the report date, there has been no substantial progress in this matter.